Schedule IV - Mortgage Loans on Real Estate (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Property	Dec. 31, 2022 USD ($)
Mortgage Loans on Real Estate
Outstanding face amount of mortgages			$ 231,536
Carrying amount of mortgages	$ 350,118	$ 124,783	230,966	$ 342,420
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period	342,420	350,118	124,783	342,317
Balance, beginning of period		359,124	124,783
New and additions to mortgage loans	7,703	92,699	109,518	68,912
Other capitalized loan origination costs	0	220	593	85
Collections of principal	0	(26,489)	(753)	(69,279)
Sale of loans to related party	0	(299,142)	0	0
Other: Amortization of premiums on notes receivable	0	(619)	(22)	0
Other: (Provisions for) reduction in loan losses	0	(1,006)	(826)	503
Other: Amortization of loan origination costs	(5)	(4)	(5)	(118)
Other: Non-cash principal reduction	0	0	(2,322)	0
Balance, end of period	350,118	124,783	$ 230,966	$ 342,420
Balance, end of period	$ 359,124	$ 124,783
Movie Theater Properties, North Carolina
Mortgage Loans on Real Estate
Interest Rate			8.35%
Final Payment Terms, Balloon payment			$ 9,700
Prior Liens			0
Outstanding face amount of mortgages			9,723
Carrying amount of mortgages			9,705
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 9,705
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			2
Restaurant, Indiana
Mortgage Loans on Real Estate
Interest Rate			7.50%
Prior Liens			$ 0
Outstanding face amount of mortgages			3,079
Carrying amount of mortgages			3,073
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 3,073
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			4
Restaurant Secured By Properties In Montana
Mortgage Loans on Real Estate
Interest Rate			9.57%
Final Payment Terms, Balloon payment			$ 2,100
Prior Liens			0
Outstanding face amount of mortgages			2,351
Carrying amount of mortgages			2,352
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 2,352
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Restaurant Secured By Properties In Alabama
Mortgage Loans on Real Estate
Interest Rate			7.50%
Prior Liens			$ 0
Outstanding face amount of mortgages			3,505
Carrying amount of mortgages			3,570
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 3,570
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			2
Manufacturing properties In Illinois, Michigan, Oklahoma, and Texas
Mortgage Loans on Real Estate
Interest Rate			7.73%
Final Payment Terms, Balloon payment			$ 22,200
Prior Liens			0
Outstanding face amount of mortgages			32,314
Carrying amount of mortgages			31,998
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 31,998
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			6
Restaurant, Ohio
Mortgage Loans on Real Estate
Interest Rate			8.79%
Prior Liens			$ 0
Outstanding face amount of mortgages			2,957
Carrying amount of mortgages			2,973
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 2,973
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			3
Athletic Club Secured By Properties In Chicago, IL
Mortgage Loans on Real Estate
Interest Rate			7.60%
Prior Liens			$ 0
Outstanding face amount of mortgages			14,840
Carrying amount of mortgages			15,174
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 15,174
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Leasehold interest in an amusement park in Ontario, Canada
Mortgage Loans on Real Estate
Interest Rate			11.00%
Prior Liens			$ 0
Outstanding face amount of mortgages			24,710
Carrying amount of mortgages			24,433
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 24,433
Manufacturing Property In New Jersey
Mortgage Loans on Real Estate
Interest Rate			10.56%
Final Payment Terms, Balloon payment			$ 27,500
Prior Liens			0
Outstanding face amount of mortgages			29,940
Carrying amount of mortgages			29,691
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 29,691
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Specialized Improvements Within Properties In Iowa, Illinois, Indiana, Kansas, Missouri and Nebraska
Mortgage Loans on Real Estate
Interest Rate			9.00%
Final Payment Terms, Balloon payment			$ 5,100
Prior Liens			0
Outstanding face amount of mortgages			10,686
Carrying amount of mortgages			10,608
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 10,608
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			12
Rehabilitation Property In California
Mortgage Loans on Real Estate
Interest Rate			8.75%
Final Payment Terms, Balloon payment			$ 39,100
Prior Liens			0
Outstanding face amount of mortgages			41,244
Carrying amount of mortgages			41,375
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 41,375
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			1
Manufacturing Properties In Kansas, Washington and Canada
Mortgage Loans on Real Estate
Interest Rate			8.75%
Final Payment Terms, Balloon payment			$ 53,000
Prior Liens			0
Outstanding face amount of mortgages			56,187
Carrying amount of mortgages			56,014
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period
Balance, end of period			$ 56,014
Mortgage Loans on Real Estate, Other Required Disclosures [Abstract]
Number of property locations of investments (in properties) | Property			3